DEFERRED INCOME TAXES - Sources of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 259	$ 1,069
Deferred tax liabilities	(1,236)	(1,245)
Deferred tax liability (asset)	977	176
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	938	1,902
Deferred tax liabilities	(977)	(176)
Tax loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	537	926
Environmental rehabilitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	292	594
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	175
Deferred tax liabilities	(1,412)	(1,571)
Post-retirement benefit obligations and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	27	49
Accrued interest payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1	40
Other working capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	32	23
Derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	74
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12	21
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (503)	$ (507)